                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:                   811-4989

Exact name of registrant as specified in charter:     Voyageur Mutual Funds II

Address of principal executive offices:               2005 Market Street
                                                      Philadelphia, PA 19103

Name and address of agent for service:                Richelle S. Maestro, Esq.
                                                      2005 Market Street
                                                      Philadelphia, PA 19103

Registrant's telephone number, including area code:   (800) 523-1918

Date of fiscal year end:                              August 31

Date of reporting period:                             May 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS

DELAWARE TAX-FREE COLORADO FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2005

                                                                                                      PRINCIPAL           MARKET
                                                                                                        AMOUNT             VALUE
MUNICIPAL BONDS- 98.93%
Airport Revenue Bonds - 4.40%
Denver City & County Airport Revenue
   Series B 5.00% 11/15/33 (XLCA)                                                                     $4,000,000         $4,206,800
   Series E 5.25% 11/15/23 (MBIA)                                                                      8,250,000          8,682,465
                                                                                                                        -----------
                                                                                                                         12,889,265
                                                                                                                        -----------
Charter School Revenue Bonds - 5.71%
Colorado Educational & Cultural Facilities Authority
   (Liberty Common Charter School Project) 5.125% 12/1/33 (XLCA)                                       2,740,000          2,909,359
   (Littleton Academy Charter School Project) 6.125% 1/15/31                                           2,000,000          2,009,000
   (Montessori Districts Charter School Projects) 6.125% 7/15/32                                       5,590,000          5,616,720
   (Pinnacle Charter School Project) 5.00% 6/1/33 (XLCA)                                               2,170,000          2,277,155
   (Renaissance Charter School Project) 6.75% 6/1/29                                                   2,000,000          1,945,660
   (Stargate Charter School Project) 6.125% 5/1/33                                                     2,000,000          1,993,240
                                                                                                                        -----------
                                                                                                                         16,751,134
                                                                                                                        -----------
City General Obligation Bonds - 0.90%
Bowles Metropolitan District 5.00% 12/1/33 (FSA)                                                       2,500,000          2,642,650
                                                                                                                        -----------
                                                                                                                          2,642,650
                                                                                                                        -----------
Continuing Care/Retirement Revenue Bonds - 5.12%
Colorado Health Facilities Authority Revenue
   (Covenant Retirement Communities) Series A 5.50% 12/1/33 (RADIAN)                                   5,000,000          5,384,500
   (Evangelical Lutheran) Series A 5.25% 6/1/34                                                        2,000,000          2,091,020
   (Porter Place) Series A 6.00% 1/20/36 (GNMA)                                                        5,000,000          5,412,100
Mesa County Residential Care Facilities Mortgage Revenue (Hilltop Community Resources)
   Series A 5.375% 12/1/28 (RADIAN)                                                                    2,000,000          2,134,800
                                                                                                                        -----------
                                                                                                                         15,022,420
                                                                                                                        -----------
Convention Center/Auditorium/Hotel Revenue Bonds - 0.90%
Denver Convention Center Series A 5.00% 12/1/33 (XLCA)                                                 2,500,000          2,629,875
                                                                                                                        -----------
                                                                                                                          2,629,875
                                                                                                                        -----------
Dedicated Tax & Fees Revenue Bonds - 1.00%
Gypsum Sales Tax & General 5.25% 6/1/30                                                                2,690,000          2,917,574
                                                                                                                        -----------
                                                                                                                          2,917,574
                                                                                                                        -----------
Escrowed to Maturity Bonds - 2.28%
Colorado Health Facilities Authority (Catholic Health Initiatives) 5.50% 3/1/32                        5,000,000          5,609,450
Galleria Metropolitan District 7.25% 12/1/09                                                           1,005,000          1,089,571
                                                                                                                        -----------
                                                                                                                          6,699,021
                                                                                                                        -----------
Higher Education Revenue Bonds - 10.12%
Boulder County Development Revenue University Corporation for Atmospheric Research
   5.00% 9/1/33 (MBIA)                                                                                 1,000,000          1,047,900
   5.00% 9/1/35 (AMBAC)                                                                                2,000,000          2,111,180
Colorado Educational & Cultural Facilities Authority
   (Johnson & Wales University Project) Series A 5.00% 4/1/28 (XLCA)                                   1,000,000          1,053,220
   (Regis University Project)
   5.00% 6/1/22 (RADIAN)                                                                               1,820,000          1,904,575
   5.00% 6/1/24 (RADIAN)                                                                               1,700,000          1,771,281
   (University of Denver Project)
   5.375% 3/1/23 (AMBAC)                                                                               2,000,000          2,169,800
   Series A 5.00% 3/1/27 (MBIA)                                                                        5,000,000          5,255,150
   (University of Northern Colorado Student Housing Project) 5.125% 7/1/37 (MBIA)                      7,500,000          7,868,774
Colorado School Mines Auxiliary Facilities Revenue 5.00% 12/1/37 (AMBAC)                               3,130,000          3,294,826
Colorado State University Systems Series B 5.00% 3/1/35 (AMBAC)                                        2,000,000          2,105,180
University of Colorado Enterprise System 5.375% 6/1/26                                                 1,000,000          1,076,850
                                                                                                                        -----------
                                                                                                                         29,658,736
                                                                                                                        -----------
Hospital Revenue Bonds - 8.08%
Boulder County Hospital Revenue Development (Longmont United Hospital Project)
   5.60% 12/1/27 (RADIAN)                                                                              1,250,000          1,315,675
   6.00% 12/1/30 (RADIAN)                                                                              5,000,000          5,550,500
Colorado Health Facilities Authority
   (Longmont United Hospital) 5.00% 12/1/19 (ACA)                                                      1,150,000          1,191,067
   (Vail Valley Medical Center Project) 5.80% 1/15/27                                                  3,475,000          3,712,377
Company Health Facilities Authority Revenue 5.00% 1/15/17                                              1,000,000          1,047,010
Delta County Memorial Hospital District 5.35% 9/1/17                                                   4,000,000          4,198,480
Denver Health & Hospital Authority Healthcare Revenue Series A 5.375% 12/1/28 (ACA)                    2,770,000          2,835,926
University of Colorado Hospital Authority Series A 5.60% 11/15/31                                      3,650,000          3,829,361
                                                                                                                        -----------
                                                                                                                         23,680,396
                                                                                                                        -----------

Miscellaneous Revenue Bonds - 4.18%
Colorado Educational & Cultural Facilities Authority Revenue 5.25% 6/1/21                              2,000,000          2,108,740
Lowry Economic Redevelopment Authority Revenue Series A (Private Placement)
   7.30% 12/1/10                                                                                         915,000            951,710
   7.80% 12/1/10                                                                                       8,770,000          9,184,032
                                                                                                                        -----------
                                                                                                                         12,244,482
                                                                                                                        -----------
Multifamily Housing Revenue Bonds - 6.09%
Adams County Housing Authority Mortgage Revenue (Greenbriar Project) 6.75% 7/1/21                      1,730,000          1,779,859
Colorado Housing & Finance Authority (Multifamily Housing Insured Mortgage)
   Series A3 6.25% 10/1/26 (FHA)                                                                       6,205,000          6,457,667
   Series C3 6.15% 10/1/41                                                                             1,590,000          1,676,385
Denver City & County Multifamily Housing Revenue Federal Housing Authority
   (Insured Mortgage Loan - Garden Court) 5.40% 7/1/39 (FHA)                                           2,000,000          2,061,100
Englewood Multifamily Housing Revenue (Marks Apartments Project) 6.65% 12/1/26                         5,700,000          5,883,312
                                                                                                                        -----------
                                                                                                                         17,858,323
                                                                                                                        -----------
Municipal Lease Revenue Bonds - 7.73%
Aurora Certificates of Participation 5.50% 12/1/30 (AMBAC)                                             8,000,000          8,710,721
Conejos & Alamosa Counties School District Region Certificates of Participation 6.50% 4/1/11           1,085,000          1,125,503
El Paso County Certificates of Participation
   (Detention Facilities Project) Series B 5.00% 12/1/27 (AMBAC)                                       1,500,000          1,583,925
   (Judicial Building Project) Series A 5.00% 12/1/27 (AMBAC)                                          2,000,000          2,111,900
Fremont County Certificates of Participation Refunding & Improvement Series A 5.25%12/15/24 (MBIA)     3,045,000          3,314,543
Pueblo County Certificates of Participation 6.50% 12/1/24                                              5,460,000          5,813,207
                                                                                                                        -----------
                                                                                                                         22,659,799
                                                                                                                        -----------
Political Subdivision General Obligation Bonds - 8.90%
Arapahoe County Water & Wastewater Public Improvement District Refunding
   Series A 5.125% 12/1/32 (MBIA)                                                                      4,500,000          4,776,750
Denver West Metropolitan District 5.00% 12/1/33 (RADIAN)                                               4,000,000          4,145,680
Lincoln Park Metropolitan District 7.75% 12/1/26                                                       2,560,000          2,748,570
Meridian Metropolitan District Refunding Series A 5.00% 12/1/31 (RADIAN)                               7,000,000          7,207,270
North Range Metropolitan District #1 7.25% 12/15/31                                                    3,400,000          3,449,980
Saddle Rock Metropolitan District 5.35% 12/1/31 (RADIAN)                                               1,580,000          1,669,728
Sand Creek Metropolitan District Refunding & Improvement 5.00% 12/1/31 (XLCA)                            500,000            526,335
Tri-Pointe Commercial Metropolitan District 7.75% 12/1/19                                              5,000,000          1,575,000
                                                                                                                        -----------
                                                                                                                         26,099,313
                                                                                                                        -----------
Power Authority Revenue Bonds - 1.78%
Colorado Springs Utilities Revenue Series A 5.00% 11/15/29                                             5,000,000          5,216,850
                                                                                                                        -----------
                                                                                                                          5,216,850
                                                                                                                        -----------
ss.Pre-Refunded Bonds - 7.76%
Burlingame Multifamily Housing Revenue Series A 6.00% 11/1/29-09 (MBIA)                                1,250,000          1,323,750
Colorado Educational & Cultural Facilities Authority
   (Core Knowledge Charter School Project) 7.00% 11/1/29-09                                            1,000,000          1,157,640
   (Lincoln Academy Charter School Project) 8.375% 3/1/26-06                                           2,330,000          2,350,690
   (Pinnacle Charter School Project) 6.00% 12/1/21-11                                                  1,750,000          2,015,003
Colorado Springs Revenue (Colorado College Project) 5.375% 6/1/32-09                                   5,570,000          6,115,024
Greeley County Building Authority Certificates of Participation 6.10% 8/15/16-07                       2,600,000          2,774,954
Pueblo Urban Renewal Authority Tax Increment Revenue 6.625% 12/1/19-06                                 1,755,000          1,850,156
Silver Dollar Metropolitan District 7.05% 12/1/30-06                                                   4,875,000          5,155,508
                                                                                                                        -----------
                                                                                                                         22,742,725
                                                                                                                        -----------
Recreational Area Revenue Bonds - 1.87%
Aurora Golf Course Enterprise System Revenue (Saddle Rock Golf Course) 6.20% 12/1/15                   2,000,000          2,018,620
South Suburban Park & Recreation District (Golf & Ice Arena Facility) 6.00% 11/1/15                    2,330,000          2,405,655
Westminster Golf Course 5.55% 12/1/23 (RADIAN)                                                         1,000,000          1,065,780
                                                                                                                        -----------
                                                                                                                          5,490,055
                                                                                                                        -----------
School District General Obligation Bonds - 6.60%
Douglas County School District No Re 1 Building (Douglas & Elbert Counties) Series B
   5.00% 12/15/30 (FSA)                                                                                2,335,000          2,483,366
   5.125% 12/15/25 (FSA)                                                                               2,000,000          2,142,060
El Paso County School District #2 (Harrison) 5.00% 12/1/27 (MBIA)                                      2,115,000          2,236,147
El Paso County School District #49 (Falcon) 5.50% 12/1/21 (FGIC)                                       3,580,000          3,971,079
Fremont County School District No Re 1 (Canon City) 5.00% 12/1/24 (MBIA)                               1,735,000          1,857,040
Garfield County School District No Re 2 5.00% 12/1/25 (FSA)                                            1,000,000          1,059,920
Garfield Pitkin & Eagle County 5.00% 12/15/27 (FSA)                                                    3,000,000          3,212,550
La Plata County School District No 9-R 5.125% 11/1/24 (MBIA)                                           1,000,000          1,081,700
Larimer & Weld County School District No Re 5J Series A 5.00% 11/15/29 (MBIA)                          1,240,000          1,313,135
                                                                                                                        -----------
                                                                                                                         19,356,997
                                                                                                                        -----------
School District Revenue Bonds - 1.58%
Colorado Educational & Cultural Facilities
   5.25% 12/1/34 (XLCA)                                                                                1,960,000          2,116,859
   5.50% 5/1/36 (XLCA)                                                                                 2,280,000          2,531,051
                                                                                                                        -----------
                                                                                                                          4,647,910
                                                                                                                        -----------
Tax Increment/Special Assessment Bonds - 1.89%
Loveland Special Improvements District #1 7.50% 7/1/29                                                 5,540,000          5,543,767
                                                                                                                        -----------
                                                                                                                          5,543,767
                                                                                                                        -----------
Territorial General Obligation Bonds - 1.48%
Puerto Rico Commonwealth Public Improvement Series A 5.25% 7/1/21                                      4,000,000          4,330,800
                                                                                                                        -----------
                                                                                                                          4,330,800
                                                                                                                        -----------

Territorial Revenue Bonds - 1.62%
Puerto Rico Electric Power Authority Power Revenue Series NN 5.00% 7/1/32 (MBIA)                       1,000,000          1,061,710
Puerto Rico Public Buildings Authority Revenue Series I 5.25% 7/1/33                                   1,500,000          1,606,170
Virgin Islands Public Finance Authority 5.00% 10/1/31 (ACA)                                            2,000,000          2,090,140
                                                                                                                       ------------
                                                                                                                          4,758,020
                                                                                                                       ------------
Transportation Revenue Bonds - 1.30%
Colorado Department Transportation Revenue (Anticipation Notes) Series B 5.00% 12/15/14 (FGIC)         3,400,000          3,803,818
                                                                                                                       ------------
                                                                                                                          3,803,818
                                                                                                                       ------------
Turnpike/Toll Road Revenue Bonds - 5.93%
E-470 Public Highway Authority Series A 5.75% 9/1/35 (MBIA)                                            3,100,000          3,469,055
Northwest Parkway Public Highway Authority Series A 5.25% 6/15/41 (FSA)                               13,000,000         13,925,600
                                                                                                                       ------------
                                                                                                                         17,394,655
                                                                                                                       ------------
Water & Sewer Revenue Bonds - 1.71%
Erie Water Enterprise Revenue 5.00% 12/1/23 (ACA)                                                      1,750,000          1,770,143
Ute Utility Water Conservancy District Water Revenue 5.75% 6/15/20 (MBIA)                              2,900,000          3,237,589
                                                                                                                       ------------
                                                                                                                          5,007,732
                                                                                                                       ------------
TOTAL MUNICIPAL BONDS (cost $274,014,785)                                                                               290,046,317
                                                                                                                       ------------

TOTAL MARKET VALUE OF SECURITIES - 98.93%
   (cost $274,014,785)                                                                                                  290,046,317
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 1.07%                                                       3,127,972
                                                                                                                       ------------
NET ASSETS APPLICABLE TO 26,254,848 SHARES OUTSTANDING - 100.00%                                                       $293,174,289
                                                                                                                       ------------

SUMMARY OF ABBREVIATIONS:
ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Assurance Corporation
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
XLCA - Insured by XL Capital Assurance

ss.Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."

--------------------------------------------------------------------------------
NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds II
- Delaware Tax-Free Colorado Fund (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At May 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:
Aggregate cost of investments        $274,029,565
                                     ------------
Aggregate unrealized appreciation      19,389,943
Aggregate unrealized depreciation      (3,373,191)
                                     ------------
Net unrealized appreciation          $ 16,016,752
                                     ------------

For federal income tax purposes, at August 31, 2004, capital loss carryforwards of $6,625,068 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $2,054,025 expires in 2009 and $4,571,043 expires in 2012.

3. CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is know as a "current refunding." "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at that time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, S&P, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At May 31, 2005, there were no Rule 144A securities. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company (DMC) the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted in the Schedule of Investments.


ITEM 2.  CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION
                                  -------------

I, Jude T. Driscoll, certify that:

1.            I have reviewed this report on Form N-Q of Voyageur Mutual Funds
              II;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
              1940) for the registrant and have:

              (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

              (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

              (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

              (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

              (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

              (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

         Jude T. Driscoll
---------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    August 1, 2005

                                  CERTIFICATION
                                  -------------

I, Michael P. Bishof, certify that:

1.            I have reviewed this report on Form N-Q of Voyageur Mutual Funds
              II;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
              1940) for the registrant and have:

              (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

              (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

              (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

              (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

              (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

              (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

         Michael P. Bishof
---------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    August 1, 2005

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


VOYAGEUR MUTUAL FUNDS II


         Jude T. Driscoll
---------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    August 1, 2005



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




         Jude T. Driscoll
---------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    August 1, 2005



         Michael P. Bishof
---------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    August 1, 2005